Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 96.1%
U.S. Treasury Bill, 4.21%, 10/9/2025
(a)
(Cost $5,994,544) ........................................................... $ 6,000,000 $ 5,994,591
Shares
Money Market Funds – 3.8%
DWS Government Money Market Series Institutional, 4.10%
(b)
(Cost $235,094) ............................................................. 235,094 235,094
Total Investments – 99.9%
(Cost $6,229,638) ........................................................................... $ 6,229,685
Other Assets in Excess of Liabilities – 0.1% ......................................................... 3,680
Net Assets – 100.0% .......................................................................... $ 6,233,365
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Rate shown reflects the 7-day yield as of September 30, 2025.
Summary of Investment Type
Industry
% of Net
Assets
U.S. Treasury Bills ............................................................................... 96.1%
Money Market Funds ............................................................................. 3.8%
Total Investments ................................................................................ 99.9%
Other Assets in Excess of Liabilities .................................................................. 0.1%
Net Assets ..................................................................................... 100.0%